Related party transactions - SeaMex Receivables and Payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Seller’s credit	$ 547.0	$ 523.0
SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Seller’s credit	250.0	250.0
$45 million loan facility	45.0		$ 45.0	$ 45.0
Interest Receivable, Related Party	50.0	22.0
Other payables	(3.0)	(2.0)
SeaMex Limited | Equity Method Investee | Other Receivables
Related Party Transaction [Line Items]
Other receivables	$ 32.0	$ 31.0